UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549


                                       Form 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/11
                                               __________

Check here if Amendment [  ];  Amendment Number:  _________
This Amendment (Check only one.):	 [  ]  is a restatement.
 	                                 [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

 Name:	         Fort Pitt Capital Group
 Address:	 680 Andersen Drive
 	         Foster Plaza Ten
 	         Pittsburgh, PA  15220

Form 13F File Number:  28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	 Douglas W. Kreps
Title:	 Principal
Phone:	(412) 921-1822

Signature, Place, and Date of Signing:

/s/ Douglas W. Kreps	Pittsburgh, PA	October 5, 2011

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	       0
Form 13F Information Table Entry Total:	      82
Form 13F Information Table Value Total:	 415,770
 	                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE


			       		                       SHRS             PUT     INV
ISSUER                  CLASS             CUSIP        VALUE  PRN_AMT  SH_PRN   CALL    DISC  MANAGERS SOLE  SHARED  NONE
---------------------- --------        ------------   ------- ------  -------  ------  ------ -------- ----- ------ ------

1/100 Berkshire HathawayCL A		084990175	427	0	SH		SOLE		0
3M Co			COM		88579y101	434	6	SH		SOLE		6
Abbott Laboratories	COM		002824100	1755	34	SH		SOLE		34
Air Prods & Chem	COM		009158106	291	4	SH		SOLE		4
Alcoa Inc		COM		013817101	2478	259	SH		SOLE		259
Allergan Inc		COM		018490102	15335	186	SH		SOLE		186
Altria Group		COM		02209S103	296	11	SH		SOLE		11
American Express	COM		025816109	306	7	SH		SOLE		7
Amgen Inc		COM		031162100	9366	170	SH		SOLE		170
Ansys Inc		COM		03662Q105	1003	20	SH		SOLE		20
Apple Inc		COM		037833100	851	2	SH		SOLE		2
Arthur J Gallagher	COM		363576109	9342	355	SH		SOLE		355
AT&T Inc.		COM		00206r102	19522	685	SH		SOLE		685
Audiovox Corp		COM		050757103	531	97	SH		SOLE		97
Bank of NY Mellon 	COM		064058100	6418	345	SH		SOLE		345
Baxter Intl		COM		071813109	278	5	SH		SOLE		5
Berkshire Hathaway	CL B		084670702	412	6	SH		SOLE		6
BMC Software		COM		055921100	2216	57	SH		SOLE		57
Boeing Co		COM		097023105	15912	263	SH		SOLE		263
BP plc			COM		055622104	7810	217	SH		SOLE		217
CA Technologies		COM		12673P105	13314	686	SH		SOLE		686
Caterpillar Inc		COM		149123101	653	9	SH		SOLE		9
Charles Schwab Corp	COM		808513105	3391	301	SH		SOLE		301
Chesapeake Energy	COM		165167107	271	11	SH		SOLE		11
Chevron Corp.		COM		166764100	596	6	SH		SOLE		6
Cisco Systems Inc	COM		17275r102	934	60	SH		SOLE		60
Coca Cola Co		COM		191216100	670	10	SH		SOLE		10
Colgate-Palmolive	COM		194162103	513	6	SH		SOLE		6
Comcast Corp		CL A		20030n101	18953	906	SH		SOLE		906
Consolidated Comm	COM		209034107	4304	238	SH		SOLE		238
Cynosure Inc		COM		232577205	2938	291	SH		SOLE		291
Dell Inc		COM		24702r101	3057	216	SH		SOLE		216
El Paso Corp.		COM		28336L109	2607	149	SH		SOLE		149
EMC Corp.		COM		268648102	5896	281	SH		SOLE		281
EQT Corp		COM		26884l109	318	6	SH		SOLE		6
Erie Indemnity Co	CL A		29530P102	8288	116	SH		SOLE		116
Exxon Mobil Corp	COM		30231G102	3096	43	SH		SOLE		43
F.N.B. Corp		COM		302520101	3507	409	SH		SOLE		409
FirstEnergy Corp	COM		337932107	16468	367	SH		SOLE		367
Fuel Systems Sols	COM		35952W103	1490	78	SH		SOLE		78
General Electric Co	COM		369604103	15330	1007	SH		SOLE		1007
Hercules Offshore Inc	COM		427093109	255	88	SH		SOLE		88
Hewlett-Packard Co	COM		428236103	210	9	SH		SOLE		9
Honeywell Intl Inc	COM		438516106	12478	284	SH		SOLE		284
Ingersoll Rand		COM		G47791101	2982	106	SH		SOLE		106
Intel Corp		COM		458140100	2525	118	SH		SOLE		118
Intl Business Mach	COM		459200101	10253	59	SH		SOLE		59
iShares MSCI Japan	ETF		464286848	5968	631	SH		SOLE		631
Johnson & Johnson	COM		478160104	1015	16	SH		SOLE		16
Joy Global Inc		COM		481165108	9781	157	SH		SOLE		157
Kimberly-Clark Corp	COM		494368103	12750	180	SH		SOLE		180
Loews Corp		COM		540424108	17625	510	SH		SOLE		510
Marsh & McLennan	COM		571748102	8324	314	SH		SOLE		314
Matthews Intl Corp	CL A		577128101	2640	86	SH		SOLE		86
McDonald's Corp		COM		580135101	203	2	SH		SOLE		2
Medtronic Inc		COM		585055106	8601	259	SH		SOLE		259
Merck & Co Inc		COM		58933Y105	586	18	SH		SOLE		18
Microsoft Corp		COM		594918104	15254	613	SH		SOLE		613
Mylan Inc		COM		628530107	500	29	SH		SOLE		29
OPNET Tech Inc		COM		683757108	7609	218	SH		SOLE		218
Oracle Corp		COM		68389x105	666	23	SH		SOLE		23
Parker-Hannifin Corp.	COM		701094104	8534	135	SH		SOLE		135
Pepsico Inc		COM		713448108	571	9	SH		SOLE		9
Pfizer Inc		COM		717081103	5239	296	SH		SOLE		296
Philip Morris Intl	COM		718172109	613	10	SH		SOLE		10
PNC Fin Svcs Grp	COM		693475105	8004	166	SH		SOLE		166
PPG Industries Inc	COM		693506107	4272	60	SH		SOLE		60
Procter & Gamble Co	COM		742718109	960	15	SH		SOLE		15
Royl Dutch Shell A	CL A		780259206	441	7	SH		SOLE		7
Russell 3000 Index	ETF		464287689	621	9	SH		SOLE		9
SanDisk Corp		COM		80004C101	18573	460	SH		SOLE		460
Schwab US Mkt ETF	ETF		808524102	2258	83	SH		SOLE		83
Tekelec Inc		COM		879101103	1378	228	SH		SOLE		228
Texas Instruments Inc	COM		882508104	3626	136	SH		SOLE		136
U.S. Bancorp		COM NEW		902973304	246	10	SH		SOLE		10
United Technologies	COM		913017109	521	7	SH		SOLE		7
Universal Stainless	COM		913837100	659	26	SH		SOLE		26
V F Corp		COM		918204108	8232	68	SH		SOLE		68
Verizon Comm		COM		92343V104	22255	605	SH		SOLE		605
Wal-Mart Stores Inc	COM		931142103	944	18	SH		SOLE		18
Windstream Corp		COM		97381w104	2044	175	SH		SOLE		175
Xilinx Inc		COM		983919101	3978	145	SH		SOLE		145




